Notes Payable (Detail Textuals) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended
	Feb. 24, 2014	Dec. 31, 2014	Dec. 31, 2013	Feb. 29, 2012 Investor	Mar. 31, 2014	Feb. 28, 2013	Aug. 31, 2013
Debt Instrument [Line Items]
Interest rate on notes payable		10.00%
Number of shares called by issuing warrants					6,000,000
Exercise price of warrants					$ 0.75
Gain (loss) on debt extinguishment		$ 5,000	$ (2,037,000)
Gain on the change in the fair value of embedded derivatives			829,000
Notes payable, interest expenses		1,000,000	25,000
Aggregate principal and interest amount of promissory notes	1,500,000	1,479,000
Number of shares issuable through promissory notes	2,000,000
Notes Payable | Price adjustable warrants
Debt Instrument [Line Items]
Notes payable				$ 1,500,000
Interest rate on notes payable				15.00%
Number of investors				2
Mandatory prepayment of additional price adjustable warrants		200,000
Number of shares called by issuing warrants		3,200,000		3,700,000
Exercise price of warrants		$ 0.28		$ 0.508
Term of warrants				5 years
Notes Payable | Price adjustable warrants | Amendment One
Debt Instrument [Line Items]
Number of shares called by issuing warrants						1,000,000
Exercise price of warrants						$ 0.28
Notes Payable | Price adjustable warrants | Amendment Two
Debt Instrument [Line Items]
Number of shares called by issuing warrants							4,000,000
Exercise price of warrants							$ 0.28